T. ROWE PRICE Global Industrials Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
INDUSTRIALS & BUSINESS SERVICES 96.0%
Aerospace & Defense 10.5%
Airbus (EUR) (1) 87,348 11,580
Boeing (1) 10,574 2,326
Honeywell International  18,603 3,949
Kratos Defense & Security Solutions (1) 24,444 545
MDA (CAD) (1)(2) 137,900 1,771
Montana Aerospace (CHF) (1) 29,661 1,058
Safran (EUR)  21,683 2,743
Textron  40,616 2,835
Thales (EUR)  28,447 2,758
29,565
Air Freight & Logistics 5.6%
Deppon Logistics, A Shares (CNH)  605,700 1,021
FedEx  29,412 6,450
United Parcel Service, Class B  44,734 8,146
15,617
Airlines 1.8%
Allegiant Travel (1) 6,990 1,366
Sun Country Airlines Holdings (1) 46,839 1,571
Wizz Air Holdings (GBP) (1) 32,312 2,172
5,109
Auto Components 5.0%
Bharat Forge (INR)  61,241 605
Bridgestone (JPY)  56,100 2,654
Huayu Automotive Systems, A Shares (CNH)  621,715 2,188
Magna International  49,108 3,695
Stanley Electric (JPY)  111,400 2,814
Valeo (EUR)  70,930 1,979
13,935
Automobiles 3.9%
Ferrari  14,898 3,115
Suzuki Motor (JPY)  131,800 5,889
Zhongsheng Group Holdings (HKD) (2) 261,000 2,092
11,096
Building Products 2.1%
Armstrong World Industries  16,866 1,610
Daikin Industries (JPY) (2) 13,300 2,900
Voltas (INR)  92,829 1,525
6,035

T. ROWE PRICE Global Industrials Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Business Services 7.6%
Ashtead Group (GBP)  50,933 3,850
Compass Group (GBP) (1) 162,049 3,314
Linde  10,511 3,084
Recruit Holdings (JPY)  138,500 8,466
Stericycle (1) 38,530 2,619
21,333
Construction & Engineering 0.6%
Trimble (1) 20,113 1,654
1,654
Construction & Farm Equipment 4.5%
Cummins  25,947 5,827
Komatsu (JPY)  176,300 4,222
PACCAR  35,355 2,790
12,839
Electrical Equipment 11.8%
Alstom (EUR)  143,102 5,428
Amphenol, Class A  63,007 4,614
Belden  67,091 3,909
Hamamatsu Photonics (JPY)  50,100 3,099
Infineon Technologies (EUR)  142,344 5,822
Littelfuse  16,471 4,501
Roper Technologies  11,370 5,073
Stoneridge (1) 37,140 757
33,203
Household Durables 1.2%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  571,508 3,416
3,416
Industrial Conglomerates 16.3%
Ball  44,804 4,031
Fortive  42,591 3,006
General Electric  129,250 13,317
GVS (EUR)  86,415 1,226
Melrose Industries (GBP)  1,203,548 2,794
Sealed Air  58,269 3,193
Siemens (EUR)  68,660 11,229
Smiths Group (GBP)  224,641 4,332
TKH Group, CVA (EUR)  51,334 2,874
46,002
Industrial Machinery 13.5%
Alfa Laval (SEK)  73,860 2,755
Hoshizaki (JPY)  56,400 5,130

T. ROWE PRICE Global Industrials Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ingersoll Rand (1) 98,970 4,989
KION Group (EUR)  37,026 3,442
Middleby (1) 18,208 3,105
Miura (JPY)  67,200 2,686
NexTier Oilfield Solutions (1) 341,767 1,572
Parker-Hannifin  10,024 2,803
Quaker Chemical  15,140 3,599
SMC (JPY)  7,600 4,742
Thermon Group Holdings (1) 59,290 1,026
Weir Group (GBP) (1) 106,940 2,414
38,263
Information Technology 5.2%
Entegris  15,422 1,942
Hexagon, B Shares (SEK)  95,381 1,475
Keyence (JPY)  8,200 4,894
Leidos Holdings  26,667 2,564
NARI Technology, A Shares (CNH)  719,294 3,977
14,852
Road & Rail 4.5%
Canadian Pacific Railway  53,700 3,494
JB Hunt Transport Services  13,352 2,233
Norfolk Southern  20,770 4,969
Old Dominion Freight Line  6,787 1,941
12,637
Trading Companies & Distribution 1.4%
Air Lease  101,392 3,989
3,989
Transportation Infrastructure 0.5%
Beijing Capital International Airport, H Shares (HKD) (1) 2,560,000 1,501
1,501
Total Industrials & Business Services 271,046
Total Common Stocks (Cost $256,015) 271,046
CONVERTIBLE BONDS 0.2%
Rivian Automotive, 0.00%, 7/23/26, Acquisition Date: 7/23/21,
Cost $596 (1)(3)(4) 596,497 596
Total Convertible Bonds (Cost $596) 596

T. ROWE PRICE Global Industrials Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 1.3%
INDUSTRIALS & BUSINESS SERVICES 1.3%
Aerospace & Defense 0.2%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(3)(4) 14,560 656
656
Automobiles 0.7%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $120 (1)(3)(4) 11,134 791
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $141 (1)(3)(4) 9,116 647
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $275 (1)(3)(4) 7,443 529
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $148 (1)(3)(4) 3,598 148
2,115
Business Services 0.4%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(3)(4) 21,331 1,011
1,011
Total Industrials & Business Services 3,782
Total Convertible Preferred Stocks (Cost $2,351) 3,782
PREFERRED STOCKS 1.6%
INDUSTRIALS & BUSINESS SERVICES 1.6%
Automobiles 1.6%
Volkswagen (EUR)  20,612 4,595
Total Industrials & Business Services 4,595
Total Preferred Stocks (Cost $4,389) 4,595
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Government Reserve Fund, 0.05% (5)(6) 2,299,840 2,300
Total Short-Term Investments (Cost $2,300) 2,300

T. ROWE PRICE Global Industrials Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.07% (5)(6) 218,713 2,187
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 2,187
Total Securities Lending Collateral (Cost $2,187) 2,187
Total Investments in Securities 100.7%
(Cost $267,838) $ 284,506
Other Assets Less Liabilities (0.7)% (1,926)
Net Assets 100.0% $ 282,580
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,378 and represents 1.5% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
SEK Swedish Krona

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 1
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 1 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 3,185 ¤ ¤ $ 2,300
T. Rowe Price Short-Term Fund,
0.07% 658 ¤ ¤ 2,187
Total $ 4,487 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,487.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Industrials Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Global Industrials Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Global Industrials Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2021, totaled $1,371,000 for the period ended
September 30, 2021.
F153-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 132,209 $ 138,837 $ — $ 271,046
Convertible Bonds — — 596 596
Convertible Preferred Stocks — — 3,782 3,782
Preferred Stocks — 4,595 — 4,595
Short-Term Investments 2,300 — — 2,300
Securities Lending Collateral 2,187 — — 2,187
Total $ 136,696 $ 143,432 $ 4,378 $ 284,506
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/21
Investment in Securities
Convertible Bonds $ — $ — $ 596 $ 596
Convertible Preferred Stocks 321 1,371 2,090 3,782
Total $ 321 $ 1,371 $ 2,686 $ 4,378